Major Transactions - Smart Auto Business (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Nov. 13, 2023	Aug. 27, 2023	Aug. 31, 2024	Dec. 31, 2023
Disposal Group, Not Discontinued Operations
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Shares received on completion of sale			4,636,447
Investment income				¥ 2,078,178
Contract liabilities				¥ 3,140,036
Net assets	¥ 1,061,858
Xiaoju Smart Auto Co. Limited
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Initial consideration (in shares)		58,164,217
Start of production consideration (in shares)		4,636,447
Initial consideration, Shares on first milestone achieved		14,054,605
Initial consideration, shares on second milestone achieved		14,276,521
Shares received on completion of sale	58,164,217
Percentage of equity interest sold	100.00%	100.00%
Consideration received	¥ 3,540,849